Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 06, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 06, 2025
Prospectus Date	rr_ProspectusDate	Aug. 01, 2024
WisdomTree New Economy Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTRE
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Fund’s Board of Trustees has approved a revised investment objective for the Fund to reflect a change in its Index from the CenterSquare New Economy Real Estate Index to the WisdomTree New Economy Real Estate Index (the “New Index”). Accordingly, effective on or about April 10, 2025 (the “Effective Date”), the Fund’s investment policy to invest at least 80% of its assets in certain types of securities (the “80% investment policy”) and principal investment strategies will also be revised to reflect the New Index as shown below.

I.          Revised Investment Objective

On the Effective Date, under the heading “Investment Objective” in the Fund’s Fund Summary section of each Prospectus, the Fund’s investment objective is hereby deleted in its entirety and replaced with the investment objective set forth below.

The WisdomTree New Economy Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree New Economy Real Estate Index (the “Index”).

II.         Revised 80% Investment Policy

On the Effective Date, the Fund’s 80% investment policy is hereby deleted in its entirety and replaced with the policy set forth below.

The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

III.       Revised Principal Investment Strategies

On the Effective Date, the description of the Fund’s principal investment strategies under the heading “Principal Investment Strategies of the Fund” in the Fund’s Fund Summary section of each Prospectus is hereby deleted in its entirety and replaced with the description below.

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents. The Fund expects to invest primarily in common stock, but may also invest in interests of real estate investment trusts (“REITs”) and securities of foreign issuers.

WisdomTree, Inc., the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to track the performance of global companies from developed markets and involved in “new economy” real estate activities, as defined below. “New economy” generally refers to the segment of the economy that is most focused on technological innovation. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree New Economy Real Estate Index Committee.

To be eligible for inclusion in the Index, a company must conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: United States, Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom, Japan (Tokyo Stock Exchange only), Australia, Israel, Hong Kong, Singapore or Canada. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. A company must also meet the following criteria as of the Index screening date: (i) derive at least 50% of their revenues or profits from, or invest at least 50% of their assets in, products or services related to “new economy” real estate activities; (ii) have a market capitalization of at least $500 million; and (iii) have a median daily dollar volume greater than $1 million for each of the preceding three months.

“New economy” real estate activities refer to companies that are classified in the investment themes of “digital and industrial economy infrastructure” or “next-generation digital infrastructure” as further described herein. The “digital and industrial economy infrastructure” includes but is not limited to, telecommunication tower companies (including cable and fiber optic assets), data centers, healthcare and life sciences, modern logistics and ecommerce, as well as other industrial and specialized infrastructures; and the “next-generation digital infrastructure” includes but is not limited to, blockchain-enabled and digital infrastructures hosting cryptocurrency mining, or providing high performance computing facilities.

The Index’s target weight allocations for “digital and industrial economy infrastructure” and “next-generation digital infrastructure” companies are 90% and 10%, respectively. Within each category, companies are generally weighted by their market capitalization. The number of Index constituents, the weight of any single security, and the weight allocation to “digital and industrial economy infrastructure” constituents and “next-generation digital infrastructure” constituents may vary intra-rebalance.

The Index is reconstituted and rebalanced semi-annually. To the extent the Index’s constituents are concentrated in a particular industry or group of industries, the Fund will seek to concentrate (i.e., invest more than 25% of its assets) its investments in such industry or group of industries to approximately the same extent as the Index.

The Index concentrates in companies in the real estate sector.

As of the Effective Date, the Adviser expects the equity securities of companies domiciled in or otherwise tied to the United States to comprise a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to the United States.

IV.        Revised Principal Risks

On the Effective Date, under the heading “Principal Risks of Investing in the Fund” in the Fund’s Fund Summary section of each Prospectus, certain of the principal risks of investing in the Fund are revised as follows.

On the Effective Date, the descriptions of “Foreign Securities Risk”, “Geographic Investment Risk”, and “Index and Data Risk” are hereby deleted in their entirety and replaced with the descriptions below.

▪	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

▪	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in the United States. The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

▪	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

On the Effective Date, “Concentration Risk”, “Emerging Markets Technologies Risk”, and “REIT Risk” are hereby added as principal risks of investing in the Fund. A description of each risk is provided below.

▪	Concentration Risk. To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, or sector, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, or sector. As of the date of this Prospectus, the Index constituents, and thus the Fund's investments, are concentrated in securities issued by companies in one or more industries in the Real Estate sector. As such, the Fund is subject to the risks affecting the industries in the Real Estate sector described below. The industries in which the Index constituents, and thus the Fund’s assets, may be concentrated may vary over time.

Companies comprising the Real Estate sector industries include companies operating in real estate development and management and operations, as well as companies offering real estate-related services and equity REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate sector. The performance of companies operating in the Real Estate sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, limited availability of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.

▪	Emerging Technologies Risk. The Fund will invest a significant portion of its assets in securities issued by companies conducting business in emerging technology industries. Legislative or regulatory changes, adverse market conditions and/or increased competition may negatively affect those industries. The prices of emerging technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market, and rapid obsolescence of products. Some of the companies involved in emerging technology industries may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

▪	REIT Risk. REITs, in which the Fund will invest, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income those properties earn. Investments in REITs are subject to the risks pertaining to real estate investments more generally and to risks specific to REITs, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. REITs are subject to interest rate and prepayment risks and may use leverage (and some REITs may be highly leveraged), which increases risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund will incur its pro rata share of the underlying expenses. REITs also are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the federal securities laws.

In addition, on the Effective Date, under the heading “Additional Information About the Funds – Additional Principal Risks Information About the Funds”, in the Fund’s Statutory Prospectus, certain of the principal risks are revised as follows.

On the Effective Date, the description of “Foreign Securities Risk” is hereby deleted in its entirety and replaced with the description below.

▪	Foreign Securities Risk

Investments in non-U.S. securities and instruments involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Foreign securities also include American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”), which are similar to ADRs, represent shares of foreign-based corporations and are generally issued by international banks in one or more markets around the world. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Investments in ADRs, GDRs, and EDRs may be less liquid and more volatile than underlying shares in their primary trading markets.

On the Effective Date, “Concentration Risk”, “Emerging Markets Technologies Risk”, and “REIT Risk” are hereby added as principal risks of investing in the Fund. A description of each risk is provided below.

▪	Concentration Risk

The value of the investments of the Fund that focuses its investments in a particular industry or market sector will be highly sensitive to financial, economic, political, and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting the industries or market sectors in which the Fund has invested are therefore likely to cause the value of the Fund’s shares to decrease, perhaps significantly. As of the date of this Prospectus, the Index constituents, and thus the Fund's investments, are concentrated in securities issued by companies in one or more industries in the Real Estate sector. As such, the Fund is subject to the risks affecting the industries in the Real Estate sector described below. The industries in which the Index constituents, and thus the Fund’s assets, may be concentrated may vary over time.

Companies comprising the Real Estate sector industries include companies operating in real estate development and management and operations, as well as companies offering real estate-related services and equity REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate sector. Investments in the Real Estate sector also may subject the Fund to the risks associated with the direct ownership of real estate. The performance of companies operating in the Real Estate sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, limited availability of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates. As the demand for, or prices of, real estate increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, real estate generally would be expected to contribute to declines in the value of the real estate market and REITs. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

▪	Emerging Technologies Risk

The Fund will invest a significant portion of its assets in securities issued by companies conducting business in emerging technology industries. Emerging technology companies may face political or legal attacks from competitors, industry groups, or local and national governments. Furthermore, legislative or regulatory changes, adverse market conditions and/or increased competition may negatively affect those industries. The prices of emerging technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market, and rapid obsolescence of products. Emerging technologies perceived to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Some of the companies involved in emerging technology industries may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

▪	REIT Risk

REITs are classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs, in which the Fund will invest, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income those properties earn. Investments in REITs are subject to the risks pertaining to real estate investments more generally and to risks specific to REITs. General real estate investment risks include decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. The value of a REIT can depend on the structure of, and cash flow generated by, the REIT. REITs are also dependent upon management skills, and vulnerable to default by borrowers and self-liquidation. In the event of a default of an underlying borrower, a REIT could experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. REITs are subject to interest rate and prepayment risks and may use leverage (and some REITs may be highly leveraged), which increases risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are pooled investment vehicles that have expenses of their own. As a result, the Fund will indirectly bear its proportionate share of expenses paid by each REIT in which it invests. U.S. REITs also are subject to unique federal tax requirements. A U.S. REIT that fails to comply with federal income tax requirements may be subject to federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. A REIT that fails to comply with the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

V.       Revised Additional Information About the Fund

On the Effective Date, the first paragraph under the heading “Additional Information About the Funds’ Investment Objectives” in the Fund’s Statutory Prospectus is hereby deleted in its entirety and replaced with the paragraph below.

Each Fund, except the International AI Enhanced Value Fund, International Multifactor Fund, Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund (collectively, the “Active Funds”), seeks to track the price and yield performance, before fees and expenses, of a particular index (an “Index”) (collectively, the “Index Funds”). Each Index was developed and is maintained by WisdomTree, Inc. (“WisdomTree”), the parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), which may give rise to potential conflicts of interest. For example, a potential conflict could arise between an affiliated person of WisdomTree Asset Management and a Fund if that entity attempted to use information regarding changes to, and the composition of, its Index to the detriment of the Fund. Additionally, potential conflicts could arise with respect to the personal trading activity of personnel of the affiliated person who may have access to, or knowledge of, pending changes to an Index’s composition methodology or the constituent securities in an Index prior to the time that information is made publicly available. If shared, such knowledge could facilitate “front-running” (which describes an instance in which other persons trade ahead of a Fund). Although the Adviser and WisdomTree have taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and the implementation of informational barriers designed to minimize the potential for the misuse of information about an Index), there can be no assurance that such measures will be successful.

On the Effective Date, the first paragraph under the heading “Additional Information About the Funds’ Investment Strategies – Indexes” in the Fund’s Statutory Prospectus is hereby deleted in its entirety and replaced with the paragraph below.

Indexes. Each Index, except the WisdomTree Emerging Markets ex-State-Owned Enterprises Index and WisdomTree China ex-State-Owned Enterprises Index (collectively, the “ex-SOE Indices”), the WisdomTree India Hedged Equity Index, and the WisdomTree New Economy Real Estate Index, is “fundamentally weighted” and differs from most traditional indexes in that the proportion, or “weighting,” of the securities in each Index is based on a measure of fundamental value, such as dividends or earnings. The dividends-based indexes include a risk factor screening process that excludes companies that rank poorly on a combination of quality and momentum factors. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities. The WisdomTree New Economy Real Estate Index, ex-SOE Indices, and the WisdomTree India Hedged Equity Index are modified market cap weighted indices.

On the Effective Date, the section entitled “Additional Information About the Funds’ Investment Strategies – CenterSquare New Economy Real Estate Index” in the Fund’s Statutory Prospectus is hereby deleted in its entirety and replaced with the paragraph below.

The WisdomTree New Economy Real Estate Index. The constituents of the Index are weighted based on a modified market capitalization weighting scheme. The initial weight of a constituent in the Index as of the semi-annual reconstitution date is equal to the dollar value of the company’s market capitalization, divided by the sum of the market capitalizations of all Index constituents on the same date. The maximum weight of any Index constituent is capped at 7.5% as of the semiannual rebalance date and the weights of all other Index constituents are adjusted proportionally. In addition, the sum of all constituents with a weight greater than 5% will not exceed 35% of the aggregate weight of the Index at rebalance. A liquidity adjustment may also be applied to reduce the weight of one or more Index constituents. Common stocks, REITs, tracking stocks, holding companies, ADRs, GDRs and EDRs are eligible for inclusion in the Index. Limited partnerships, limited liability companies, royalty trusts, Business Development Companies (BDCs) and mortgage REITs, preferred stocks, closed-end funds, passive foreign investment companies, ETFs, and derivative securities such as warrants and rights are not eligible for inclusion in the Index.

The WisdomTree New Economy Real Estate Index Committee is primarily responsible for implementing and maintaining the Index in accordance with its rules-based methodology. The Index Committee, which considers both qualitative and quantitative characteristics of eligible companies when selecting the constituents of the Index, may exercise discretion in its implementation of the Index methodology from time to time and under certain circumstances. For example, the Index Committee may determine to rebalance an Index more frequently in response to volatility in the market or to include a company in the Index that may not meet all of the eligibility criteria to maintain the diversification of the Index constituents.

On the Effective Date, the section entitled “Additional Notices – WisdomTree and the Funds” in the Fund’s Statutory Prospectus is hereby deleted in its entirety and replaced with the paragraph below.

WisdomTree and WisdomTree Asset Management (together, “WT”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in shares of the Funds particularly or, with respect to the Index Funds, the ability of any Index to track general stock market performance. WisdomTree is the licensor of certain Indexes, trademarks, service marks, and trade names of the Funds. WisdomTree has no obligation to take the needs of the Index Funds or the owners of shares of the Index Funds into consideration in determining, composing, or calculating the WisdomTree Indexes. WisdomTree is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of shares of the Funds to be issued, or the determination or calculation of the equation by which shares of the Funds are redeemable. Neither WT nor any of the Index Funds guarantee the accuracy, completeness, or performance of any Index or the data included therein or related thereto and neither shall have any liability in connection with any Index, including its calculation. Without limiting any of the foregoing, in no event shall WT have any liability for any special, punitive, indirect, or consequential damages (including but not limited to, lost profits), even if notified of the possibility of such damages. WisdomTree has contracted with an independent calculation agent to calculate each WisdomTree Index.

On the Effective Date, the section entitled “Additional Notices – CenterSquare Investment Management LLC” in the Fund’s Statutory Prospectus is hereby deleted in its entirety.

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The changes described above are not expected to affect the Fund’s fees and expenses.

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